Subsequent Events (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 14, 2024	Oct. 25, 2024	Oct. 07, 2024	Oct. 01, 2024	Sep. 04, 2024	Jul. 31, 2024	Jun. 05, 2024	Jun. 04, 2024	Apr. 05, 2022	Oct. 31, 2024	Feb. 29, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 24, 2024	Oct. 30, 2024	Sep. 29, 2023
Preferred stock exchanged for convertible notes															$ 7,831,000					$ 7,831,000
Debt conversion principal balance																			$ 6,510,000	6,322,000
Gain on extinguishment of debt																				1,300,000
Number of shares issued, value												$ 392,000			$ 649,000	$ 651,000				1,396,000	$ 199,000
Long term debt												$ 8,155,000						$ 8,155,000		$ 8,042,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount																			0
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Distributor [Member]
Concentration Risk, Percentage																		67.00%	69.00%
Beeline Financial Holdings Inc [Member]
Shares new issues																				0
Preferred stock, shares authorized												3,282,896						3,282,896		3,282,896	3,282,896
Preferred Stock, Value, Issued
Preferred stock, par value												$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock exchanged for convertible notes																				$ 5,206,763
Debt conversion principal balance								$ 23,228,052
Accrued interest payable								1,585,958				$ 0						$ 0		965,378
Convertible note								24,814,011
Gain on extinguishment of debt								$ 11,344,207										11,344,207
Number of shares issued, value																		1,917,141
Long term debt																				300,000
Invested																		96,500
Dividends declared or accrued												$ 0						$ 0		$ 0	$ 0
Beeline Financial Holdings Inc [Member] | Beeline Mortgage Holdings Inc [Member]
Ownership percentage												50.10%						50.10%		50.10%
Beeline Financial Holdings Inc [Member] | Ellington Financial Inc [Member]
Ownership percentage												49.90%						49.90%		49.90%
Beeline Financial Holdings Inc [Member] | Convertible Debt [Member] | Forecast [Member]
Principal amount										$ 3,600,000
Long term debt										$ 300,000
Debt instrument, maturity date										Sep. 05, 2025
Monthly installments										$ 440,328
Unamortized debt discount										1,000,000
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member]
Debt description																		i) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.00 for future services to be rendered, which as of September 30, 2024 is included reflected in prepaid expenses on the accompanying unaudited consolidated balance sheet, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest		) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.000 for future services to be rendered, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest.
Convertible note																				$ 13,439,516	$ 4,436,238
Proceeds from issuance of convertible debt																		$ 17,875,754
Two Thousands Twenty Two Convertible Notes [Member] | Beeline Financial Holdings Inc [Member]
Proceeds from the sale of convertible notes																				$ 3,442,219
Chief Executive Officer [Member]
Stock Issued During Period, Shares, Issued for Services									10,000
Common Stock [Member]
Shares new issues												442,000			141,000	135,000				343,000	10,000
Stock Issued During Period, Shares, Issued for Services														2,000	121,000		11,000			139,000	28,000
Preferred stock exchanged for convertible notes, shares															297,000					297,000
Preferred stock exchanged for convertible notes
Shares issued for conversion of debt												757,000
Number of shares issued, value
Common Stock [Member] | Beeline Financial Holdings Inc [Member]
Shares new issues																		1,278,055
Preferred stock exchanged for convertible notes, shares																		7,333,207
Preferred stock exchanged for convertible notes
Shares issued for conversion of debt																		7,333,207
Share price								$ 1.50
Number of shares issued, value																		$ 13
Employment Agreement [Member] | Chief Executive Officer [Member]
Shares new issues					400,000
Employee-related Liabilities, Current					$ 90,000,000
Stock Issued During Period, Shares, Issued for Services					180,000
Shares Issued, Price Per Share					$ 0.50
[custom:StockIssuedDuringPeriodSharesAgreedToIssue]					100,000
Debenture Agreement [Member] | 2024 Convertible Notes [Member] | Beeline Financial Holdings Inc [Member]
Proceeds from issuance of convertible debt							$ 3,300,000
Cash							2,519,000
Original issue discount and fees							$ 781,000
Interest rate							10.00%
2024 Convertible Notes [Member] | Common Stock [Member] | Beeline Financial Holdings Inc [Member]
Shares new issues																		1,605,935
Number of shares issued, value																		$ 2,408,902
Series C Preferred Stock [Member]
Preferred stock, shares authorized																				240,000	240,000
Preferred Stock, Voting Rights																		holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.		holders of Series C Preferred Stock shall have no voting rights; except that nothing will limit a holder’s voting rights with respect to shares of any other class of the Company’s common stock held from time to time.
Preferred Stock, Value, Issued
Preferred stock, par value																				$ 0.0001	$ 0.0001
Series A Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Preferred Stock, Value, Issued												2						$ 2		$ 2	$ 5
Preferred stock exchanged for convertible notes, shares																		75,700		224,950
Preferred stock exchanged for convertible notes																		$ 1,750,079		$ 5,206,559
Series A Preferred Stock [Member] | 2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member]
Convertible Preferred Stock, Shares Issued upon Conversion																				224,950
Principal amount												1,750,079						1,750,079
Series A Preferred Stock [Member] | Two Thousands Twenty Two Convertible Notes [Member] | Beeline Financial Holdings Inc [Member]
Preferred stock exchanged for convertible notes, shares																				75,700
Preferred stock exchanged for convertible notes																				$ 1,750,079
Series B Preferred Stock [Member]
Preferred stock, shares authorized																				100,000,000	100,000,000
Preferred Stock, Value, Issued
Preferred stock, par value																				$ 0.0001	$ 0.0001
Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Preferred Stock, Value, Issued												$ 24						$ 24
Preferred stock, par value												$ 0.00001						$ 0.00001
Share price								$ 1.50
Magic Blocks Inc [Member] | Beeline Financial Holdings Inc [Member]
Shares new issues						4,285,000
Invested						$ 96,500
Magic Blocks Inc [Member] | Beeline Financial Holdings Inc [Member] | Forecast [Member]
Shares new issues						4,285,000
Invested						$ 96,500
LDI Investments LLC [Member]
Principal amount																								$ 1,400,000
Subsequent Event [Member]
Unsecured Debt			$ 2,500,000
[custom:VotingPowerPercentage-0]			4.99%
Conversion of Stock, Description			If the shareholders of the Company approve the conversion of the Series F and the Series F-1 Preferred Stock at a meeting to be called for that purpose, each such share will be convertible into common stock by a conversion ratio equal to the stated value of the Series F or F-1 share divided by the Series F Conversion Price. The initial Series F Conversion Price is $0.50 per common share, which is subject to a “Floor Price” equal to 20% of the “Minimum Price” as defined in the Nasdaq Rules. The Series F Conversion Price and the Floor Price are subject to equitable adjustment. In addition, if during the next two years the sum of the common shares outstanding on October 7, 2024 plus shares issuable on conversion of Preferred Stock plus shares issuable on conversion of securities issued in the initial financing of the post-merger company plus shares issued to settle pre-existing liabilities (collectively, the “Measuring Shares”) exceeds 14,848,485, then the Series F Conversion Price will be adjusted to retain the ratio of common share issuable on conversion to the Measuring Shares. Likewise, if the number of Measuring Shares on October 7, 2025 is less than 14,848,485, then the Series F Conversion Price will be adjusted to retain the ration of the Measuring Shares to the number of shares issuable on conversion.
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Convertible Debt [Member]
Principal amount										3,600,000
Long term debt										$ 300,000
Debt instrument, maturity date										Sep. 05, 2025
Monthly installments										$ 440,328
Unamortized debt discount										$ 1,000,000
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Convertible Notes [Member]
Accrued interest payable								$ 1,585,958
Convertible note								24,814,011
Gain on extinguishment of debt								$ 11,344,207
Subsequent Event [Member] | Senior Secured Notes [Member]
Principal amount	$ 1,900,000
Proceeds from Issuance of Private Placement	$ 1,600,000
Debt Instrument, Interest Rate Terms	20% original issue discount and do not bear interest unless and until one or more of the customary events of default set forth therein occurs, whereupon each Note will bear interest at a rate of 18% per annum. If the Note remains outstanding for 180 days, the Note also requires a special one-time interest payment of 30% which will increase the principal of each Note accordingly. Upon the occurrence of an event of default, each Investor also has the right to require the Company to pay all or any portion of the Note at a 25% premium. Further, the Company is required to prepay the Notes in connection with certain sales of securities or assets at each Investor’s election in an amount equal to 35% of the gross proceeds from such sales. The Company also has the right to prepay all, but not less than all, of the outstanding amounts under the Notes, at its election.
Subsequent Event [Member] | Senior Secured Notes [Member] | Pre Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	363,602
Subsequent Event [Member] | Common Stock [Member] | Beeline Financial Holdings Inc [Member] | Convertible Notes [Member]
Shares issued for conversion of debt								7,333,207
Debt conversion principal balance								$ 23,228,052
Share price								$ 1.50
Subsequent Event [Member] | Debt Agreement [Member] | Investor [Member]
Secured Debt			$ 4,100,000
Unsecured Debt			$ 2,500,000
Subsequent Event [Member] | Purchase Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Investments	$ 400,000
Subsequent Event [Member] | Purchase Agreement [Member] | Pre Funded Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.499
Subsequent Event [Member] | Debenture Agreement [Member] | 2024 Convertible Notes [Member] | Beeline Financial Holdings Inc [Member]
Proceeds from issuance of convertible debt							$ 3,300,000
Cash							2,519,000
Original issue discount and fees							$ 781,000
Interest rate							10.00%
Subsequent Event [Member] | 2024 Convertible Notes Issued [Member] | Common Stock [Member] | Beeline Financial Holdings Inc [Member]
Share price				$ 1.50
Sale of stock, shares				491,761
Subsequent Event [Member] | Series F Preferred Stock [Member]
Preferred stock, shares authorized			70,000,000.0
Preferred Stock, Voting Rights			Each share of Series F Preferred Stock has a stated value of $0.50. The holder of Series F Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series F Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series F Preferred Stock.
Subsequent Event [Member] | Series F Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Value, Issued	$ 400,000
[custom:InvestmentAmountPercentage-0]	50.00%
Subsequent Event [Member] | Series F Preferred Stock One [Member]
Preferred stock, shares authorized			1,000,000.0
Subsequent Event [Member] | Series C Preferred Stock [Member]
[custom:NumberOfSharesTransferred]		117,586
Convertible Preferred Stock, Shares Issued upon Conversion		1,100,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Preferred stock, shares authorized			255,474
Preferred Stock, Voting Rights			Each share of Series D Preferred Stock has a stated value of $10.00. The holder of Series D Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series D Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series D Preferred Stock.
Debt Instrument, Convertible, Conversion Price			$ 1.80
[custom:VotingPowerPercentage-0]			9.99%
Subsequent Event [Member] | Series E Preferred Stock [Member]
Preferred stock, shares authorized			200,000
Preferred Stock, Voting Rights			Each share of Series E Preferred Stock has a stated value of $10.00. The holder of Series E Preferred Stock has no voting rights by reason of those shares, except that the approval by holders of more than 50% of the outstanding Series E Preferred Stock will be required for any corporate action that would adversely affect the preferences, privileges or rights of the Series E Preferred Stock.
Debt Instrument, Convertible, Conversion Price			$ 0.25
[custom:VotingPowerPercentage-0]			9.99%
Subsequent Event [Member] | Series F-1 Preferred Stock [Member]
Preferred Stock, Voting Rights			The material terms of the Series F-1 Preferred Stock are identical to the material terms of the Series F Preferred Stock, except that holders of Series F-1 Preferred Stock are entitled to case one vote per share at any meeting of the Company’s shareholders.
Subsequent Event [Member] | Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Preferred stock, shares authorized								3,110,636
Preferred stock, par value								$ 0.00001
Preferred stock, conversion basis								(a) the price per share of Common Stock resulting from dividing (x) $25,000,000 by (y) the Fully Diluted Capitalization immediately prior to such conversion; (b) the Mandatory Debentures Conversion Price; and (c) a 25% discount to the five-day VWAP of the Common Stock prior to the date that is 366 days after the closing of a Qualified Offering or Qualified Event, subject to a floor price of $0.25 per share.
Subsequent Event [Member] | Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member] | Convertible Notes [Member]
Shares issued for conversion of debt								1,646,157
Share price								$ 1.50
Subsequent Event [Member] | Series B Preferred Stock [Member] | Debenture Agreement [Member] | 2024 Convertible Notes [Member] | Beeline Financial Holdings Inc [Member]
Shares new issues							740,496
Number of shares issued, value							$ 770,843
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | 2024 Convertible Notes Issued [Member] | Common Stock [Member] | Beeline Financial Holdings Inc [Member]
Sale of stock, shares				327,880
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Series F Preferred Stock [Member]
Number of shares acquired			69,482,229
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Series F Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Number of shares acquired			69,482,229
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Series F Preferred Stock One [Member]
Number of shares acquired			517,771
Subsequent Event [Member] | Beeline Financial Holdings Inc [Member] | Series F One Preferred Stock One [Member] | Beeline Financial Holdings Inc [Member]
Number of shares acquired			517,771
Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Debt Agreement [Member] | Common Stock [Member]
Shares new issues			119,873
Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Series C Preferred Stock [Member] | Debt Agreement [Member]
Shares new issues			31,234
Subsequent Event [Member] | Bigger and District 2 [Member] | Series D Preferred Stock [Member] | Debt Agreement [Member]
Shares new issues			255,474
Unsecured Debt			$ 2,600,000
Subsequent Event [Member] | Bigger and District 2 [Member] | Series E Preferred Stock [Member] | Debt Agreement [Member]
Shares new issues			200,000
Unsecured Debt			$ 2,000,000.0
Subsequent Event [Member] | Bigger, District 2, Esping, WPE and Grammen [Member] | Debt Agreement [Member]
Shares new issues			108,899
Unsecured Debt			$ 900,000
Subsequent Event [Member] | Esping, WPE and Grammen [Member] | Debt Agreement [Member]
Shares new issues			190,000
Unsecured Debt			$ 200,000
Subsequent Event [Member] | LDI Investments LLC [Member]
Principal amount																						$ 400,000	$ 300,000
Subsequent Event [Member] | LDI Investments LLC [Member]
Proceeds from Short-Term Debt											$ 600,000
Subsequent Event [Member] | Two Investors [Member] | Series F Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Value, Issued	$ 100,000
Preferred stock, par value	$ 0.50